Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	$ 6,801	$ 6,815	$ 9,067
Provision (recovery) charged to operations	28	1,832	3,456
Charge-offs	(1,971)	(1,991)	(5,836)
Recoveries	242	145	133
Net (charge-offs)	(1,729)	(1,846)	(5,703)
Other	(5)		(5)
Balance, end of year	5,095	6,801	6,815
Commercial [Member]
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	2,791	2,904	5,363
Provision (recovery) charged to operations	784	985	1,947
Charge-offs	(1,005)	(1,167)	(4,417)
Recoveries	96	69	11
Net (charge-offs)	(909)	(1,098)	(4,406)
Other	(1)		14
Balance, end of year	2,665	2,791	2,904
Non-Commercial [Member]
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	4,010	3,911	3,704
Provision (recovery) charged to operations	(756)	847	1,509
Charge-offs	(966)	(824)	(1,419)
Recoveries	146	76	122
Net (charge-offs)	(820)	(748)	(1,297)
Other	(4)		(5)
Balance, end of year	$ 2,430	$ 4,010	$ 3,911